Restatement (Details) (USD $)	0 Months Ended	3 Months Ended						6 Months Ended	8 Months Ended		9 Months Ended				12 Months Ended				20 Months Ended		23 Months Ended	26 Months Ended	29 Months Ended	32 Months Ended		41 Months Ended
	Sep. 04, 2013	Dec. 31, 2013		Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2012	Mar. 31, 2011	Mar. 31, 2011	Dec. 31, 2013		Dec. 31, 2012		Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2012		Jun. 30, 2012	Sep. 30, 2012	Dec. 31, 2012	Mar. 31, 2013		Dec. 31, 2013
Restatement
Reverse stock split	0.02
ASSETS
Mineral properties		$ 13,047,000		$ 12,190,000		$ 12,190,000	$ 12,190,000	$ 12,190,000			$ 13,047,000		$ 12,190,000		$ 13,690,000		$ 12,091,000		$ 12,091,000		$ 12,190,000	$ 12,190,000	$ 12,190,000	$ 13,690,000		$ 13,047,000
Total noncurrent assets		13,915,000		12,963,000		12,792,000	12,494,000	12,792,000			13,915,000		12,963,000		14,787,000		12,253,000		12,253,000		12,494,000	12,792,000	12,963,000	14,787,000		13,915,000
Total assets		14,288,000		23,750,000		24,758,000	14,194,000	24,758,000			14,288,000		23,750,000		17,007,000		24,407,000		24,407,000		14,194,000	24,758,000	23,750,000	17,007,000		14,288,000
SHAREHOLDER'S DEFICIT
Common stock		4,000	[1]	1,000							4,000	[1]	1,000		1,000	[1],[2]							1,000	1,000	[1],[2]	4,000	[1]
Additional paid-in capital		39,025,000	[1]	29,219,000		(3,416,000)	86,758,000	(3,416,000)			39,025,000	[1]	29,219,000		30,335,000	[1],[2]	91,997,000	[2]	91,997,000	[2]	86,758,000	(3,416,000)	29,219,000	30,335,000	[1],[2]	39,025,000	[1]
Losses accumulated in exploration stage		(198,184,000)	[1]	(143,163,000)		(109,077,000)	(86,971,000)	(109,077,000)			(198,184,000)	[1]	(143,163,000)		(160,254,000)	[1],[2]	(80,400,000)	[2]	(80,400,000)	[2]	(86,971,000)	(109,077,000)	(143,163,000)	(160,254,000)	[1],[2]	(198,184,000)	[1]
Total shareholder's deficit - Prospect Global Resources, Inc.				(113,944,000)		(112,492,000)	789,000	(112,492,000)					(113,944,000)		(129,918,000)	[2]	11,597,000	[2]	11,597,000	[2]	789,000	(112,492,000)	(113,944,000)	(129,918,000)	[2]
Non-controlling interest							3,976,000										7,234,000	[2]	7,234,000	[2]	3,976,000
Total shareholder's equity		(159,155,000)	[1]	(113,944,000)		(112,492,000)	4,765,000	(112,492,000)	(4,762,000)	(4,762,000)	(159,155,000)	[1]	(113,944,000)		(129,918,000)	[1],[2]	18,831,000	[2]	18,831,000	[2]	4,765,000	(112,492,000)	(113,944,000)	(129,918,000)	[1],[2]	(159,155,000)	[1]
Total liabilities and shareholder's deficit		14,288,000		23,750,000		24,758,000	14,194,000	24,758,000			14,288,000		23,750,000		17,007,000	[2]	24,407,000	[2]	24,407,000	[2]	14,194,000	24,758,000	23,750,000	17,007,000	[2]	14,288,000
Consolidated Statement of Operations
Exploration		777,000		5,646,000		5,802,000	5,568,000	11,370,000			4,848,000		17,016,000		18,575,000		6,002,000		6,648,000		12,216,000	18,018,000	23,664,000	25,223,000		30,072,000
General and administrative		4,950,000		16,047,000		15,247,000	4,260,000	19,507,000			9,306,000		35,554,000		48,458,000		17,206,000		18,693,000		22,953,000	38,199,000	54,246,000	67,151,000		70,490,000
Off-take arrangement fee				7,751,000									7,751,000		7,751,000								7,751,000	7,751,000
Total expenses		(191,000)		29,444,000		21,049,000	9,828,000	30,877,000			12,849,000		60,321,000		74,784,000		23,208,000		25,341,000		35,169,000	56,217,000	85,661,000	100,125,000		112,974,000
Loss from operations		191,000		(29,444,000)		(21,049,000)	(9,828,000)	(30,877,000)			(12,849,000)		(60,321,000)		(74,784,000)		(23,208,000)		(25,341,000)		(35,169,000)	(56,217,000)	(85,661,000)	(100,125,000)		(112,974,000)
Net loss		(20,585,000)		(34,085,000)		(22,920,000)	(9,828,000)	(32,748,000)	(17,209,000)	(17,209,000)	(37,930,000)		(66,833,000)		(83,925,000)		(66,957,000)		(84,166,000)		(93,994,000)	(116,914,000)	(150,999,000)	(168,091,000)		(206,021,000)
Net loss attributable to non-controlling interest						813,000	3,257,000	4,070,000					4,069,000		4,071,000		3,391,000		3,767,000		7,024,000	7,837,000	7,837,000	7,837,000		7,837,000
Net loss attributable to Prospect Global Resources Inc.		(20,585,000)		(34,085,000)		(22,107,000)	(6,571,000)	(28,678,000)			(37,930,000)		(62,764,000)		(79,854,000)		(63,566,000)		(80,399,000)		(86,970,000)	(109,077,000)	(140,162,000)	(160,254,000)		(198,184,000)
Loss per share (in dollars per share)		$ (5.01)	[1]	$ (26.50)	[1]	$ (20.21)	$ (8.32)	$ (30.41)			$ (13.62)	[1]	$ (59.32)	[1]	$ (69.14)	[2]	$ (113.51)	[2]	$ (174.40)		$ (172.22)	$ (189.70)	$ (218.66)	$ (223.82)	[2]	$ (142.61)	[1]
Operating activities:
Net loss		(20,585,000)		(34,085,000)		(22,920,000)	(9,828,000)	(32,748,000)	(17,209,000)	(17,209,000)	(37,930,000)		(66,833,000)		(83,925,000)		(66,957,000)		(84,166,000)		(93,994,000)	(116,914,000)	(150,999,000)	(168,091,000)		(206,021,000)
Services paid for with securities											1,569,000		4,547,000		4,653,000		2,064,000						6,928,000	7,033,000		8,600,000
Stock based compensation								10,682,000			1,840,000		15,227,000		16,239,000		9,717,000					20,400,000	24,945,000	25,957,000		21,831,000
Accounts payable							2,156,000	2,099,000					1,418,000		2,179,000		70,000				2,829,000	2,771,000	2,090,000	2,850,000
Accrued liabilities							1,346,000	2,660,000					4,561,000		3,663,000		770,000		857,000		2,203,000	3,516,000	5,417,000	4,518,000
Net cash used in operating activities							(5,769,000)	(14,706,000)			(12,833,000)		(28,091,000)		(34,823,000)		(11,349,000)		(12,618,000)		(17,887,000)	(27,323,000)	(40,708,000)	(47,443,000)		(60,278,000)
Investing activities:
Mineral properties							(98,000)	(98,000)					(98,000)		(1,599,000)		(1,043,000)		(1,091,000)		(1,189,000)	(1,189,000)	(1,190,000)	(2,690,000)		(2,690,000)
Net cash used in investing activities							(5,247,000)	(494,000)			(43,000)		(740,000)		(2,618,000)		(1,124,000)		(1,180,000)		(6,928,000)	(1,674,000)	(1,921,000)	(3,796,000)		(3,838,000)
As Reported
ASSETS
Mineral properties				35,991,000		29,036,000	20,067,000	29,036,000					35,991,000		39,994,000		13,468,000		13,468,000		20,067,000	29,036,000	35,991,000	39,994,000
Deferred fees				7,751,000									7,751,000		7,751,000								7,751,000	7,751,000
Total noncurrent assets				44,517,000		29,638,000	20,371,000	29,638,000					44,517,000		48,842,000		13,630,000		13,630,000		20,371,000	29,638,000	44,517,000	48,842,000
Total assets				55,304,000		41,604,000	22,071,000	41,604,000					55,304,000		51,062,000		25,784,000		25,784,000		22,071,000	41,604,000	55,304,000	51,062,000
SHAREHOLDER'S DEFICIT
Common stock				73,000		55,000	39,000	55,000					73,000		73,000		40,000		40,000		39,000	55,000	73,000	73,000
Additional paid-in capital				34,265,000		1,275,000	86,719,000	1,275,000					34,265,000		35,641,000		91,957,000		91,957,000		86,719,000	1,275,000	34,265,000	35,641,000
Losses accumulated in exploration stage				(116,727,000)		(96,977,000)	(83,032,000)	(96,977,000)					(116,727,000)		(131,577,000)		(79,711,000)		(79,711,000)		(83,032,000)	(96,977,000)	(116,727,000)	(131,577,000)
Total shareholder's deficit - Prospect Global Resources, Inc.				(82,390,000)		(95,646,000)	4,727,000	(95,646,000)					(82,390,000)		(95,863,000)		12,285,000		12,285,000		4,727,000	(95,646,000)	(82,390,000)	(95,863,000)
Non-controlling interest							7,915,000										7,923,000		7,923,000		7,915,000
Total shareholder's equity				(82,390,000)		(95,646,000)	12,642,000	(95,646,000)					(82,390,000)				20,208,000		20,208,000		12,642,000	(95,646,000)	(82,390,000)
Total liabilities and shareholder's deficit				55,304,000		41,604,000	22,071,000	41,604,000					55,304,000		51,062,000		25,784,000		25,784,000		22,071,000	41,604,000	55,304,000	51,062,000
Consolidated Statement of Operations
Exploration																	4,954,000		5,600,000		5,600,000	5,600,000	5,600,000	5,600,000
General and administrative				15,110,000		12,080,000	3,328,000	15,408,000					30,518,000		42,737,000		16,877,000		18,364,000		21,692,000	33,771,000	48,881,000	61,102,000
Total expenses				15,110,000		12,080,000	3,328,000	15,408,000					30,518,000		42,737,000		21,831,000		23,964,000		27,292,000	39,371,000	54,481,000	66,702,000
Loss from operations				(15,110,000)		(12,080,000)	(3,328,000)	(15,408,000)					(30,518,000)		(42,737,000)		(21,831,000)		(23,964,000)		(27,292,000)	(39,371,000)	(54,481,000)	(66,702,000)
Net loss				(19,751,000)		(13,951,000)	(3,328,000)	(17,279,000)					(37,030,000)		(51,878,000)		(65,580,000)		(82,789,000)		(86,117,000)	(100,068,000)	(119,819,000)	(134,668,000)
Net loss attributable to non-controlling interest						6,000	7,000	13,000					12,000		12,000		2,702,000		3,078,000		3,085,000	3,091,000	3,091,000	3,090,000
Net loss attributable to Prospect Global Resources Inc.				(19,751,000)		(13,945,000)	(3,321,000)	(17,266,000)					(37,018,000)		(51,866,000)		(62,878,000)		(79,711,000)		(83,032,000)	(96,977,000)	(116,728,000)	(131,578,000)
Loss per share (in dollars per share)				$ (15.36)		$ (12.75)	$ (4.20)	$ (18.31)					$ (34.99)		$ 44.91		$ (112.28)		$ (172.91)		$ (164.42)	$ (168.66)	$ (182.10)	$ (183.77)
Operating activities:
Net loss				(19,751,000)		(13,951,000)	(3,328,000)	(17,279,000)					(37,030,000)		(51,878,000)		(65,580,000)		(82,789,000)		(86,117,000)	(100,068,000)	(119,819,000)	(134,668,000)
Services paid for with securities													672,000		776,000								3,052,000	3,156,000
Stock based compensation								8,228,000					12,649,000		13,794,000							17,946,000	22,367,000	23,512,000
Deferred fees													(1,938,000)		(2,287,000)								(1,938,000)	(2,288,000)
Accounts payable							434,000	(249,000)					(1,773,000)		497,000						1,106,000	423,000	(1,101,000)	1,169,000
Accrued liabilities							258,000	980,000					1,781,000		(915,000)		299,000		386,000		644,000	1,365,000	2,165,000	(531,000)
Net cash used in operating activities							(2,079,000)	(5,719,000)					(12,650,000)		(17,645,000)		(10,443,000)		(11,712,000)		(13,292,000)	(17,430,000)	(24,363,000)	(29,360,000)
Investing activities:
Mineral properties							(3,788,000)	(9,085,000)					(15,539,000)		(18,777,000)		(1,949,000)		(1,997,000)		(5,784,000)	(11,082,000)	(17,535,000)	(20,773,000)
Net cash used in investing activities							(8,937,000)	(9,481,000)					(16,181,000)		(19,796,000)		(2,030,000)		(2,086,000)		(11,523,000)	(11,567,000)	(18,266,000)	(21,879,000)
Previously capitalized costs | As Reported
ASSETS
Reduction in general and administrative expenses													400,000
Investing activities:
Expense reduction in general and administrative expenses for unvested forfeited stock options.													29,800,000
Previously capitalized costs | Adjustment
ASSETS
Mineral properties				(23,801,000)		(16,846,000)	(7,877,000)	(16,846,000)					(23,801,000)		(26,304,000)		(1,377,000)		(1,377,000)		(7,877,000)	(16,846,000)	(23,801,000)	(26,304,000)
Deferred fees				(7,751,000)									(7,751,000)		(7,751,000)								(7,751,000)	(7,751,000)
Reduction in general and administrative expenses
Total noncurrent assets				(31,554,000)		(16,846,000)	(7,877,000)	(16,846,000)					(31,554,000)		(34,055,000)		(1,377,000)		(1,377,000)		(7,877,000)	(16,846,000)	(31,554,000)	(34,055,000)
Total assets				(31,554,000)		(16,846,000)	(7,877,000)	(16,846,000)					(31,554,000)		(34,055,000)		(1,377,000)		(1,377,000)		(7,877,000)	(16,846,000)	(31,554,000)	(34,055,000)
SHAREHOLDER'S DEFICIT
Common stock				(72,000)		(55,000)	(39,000)	(55,000)					(72,000)		(72,000)		(40,000)		(40,000)		(39,000)	(55,000)	(72,000)	(72,000)
Additional paid-in capital				(5,046,000)		(4,691,000)	39,000	(4,691,000)					(5,046,000)		(5,306,000)		40,000		40,000		39,000	(4,691,000)	(5,046,000)	(5,306,000)
Losses accumulated in exploration stage				(26,436,000)		(12,100,000)	(3,939,000)	(12,100,000)					(26,436,000)		(28,677,000)		(688,000)		(688,000)		(3,939,000)	(12,100,000)	(26,436,000)	(28,677,000)
Total shareholder's deficit - Prospect Global Resources, Inc.				(31,554,000)		(16,846,000)	(3,938,000)	(16,846,000)					(31,554,000)		(34,055,000)		(688,000)		(688,000)		(3,938,000)	(16,846,000)	(31,554,000)	(34,055,000)
Non-controlling interest							(3,939,000)										(689,000)		(689,000)		(3,939,000)
Total shareholder's equity				(31,554,000)		(16,846,000)	(7,877,000)	(16,846,000)					(31,554,000)				(1,377,000)		(1,377,000)		(7,877,000)	(16,846,000)	(31,554,000)
Total liabilities and shareholder's deficit				(31,554,000)		(16,846,000)	(7,877,000)	(16,846,000)					(31,554,000)		(34,055,000)		(1,377,000)		(1,377,000)		(7,877,000)	(16,846,000)	(31,554,000)	(34,055,000)
Consolidated Statement of Operations
Exploration				5,646,000		5,802,000	5,568,000	11,370,000					17,016,000		18,575,000		1,048,000		1,048,000		6,616,000	12,418,000	18,064,000	19,623,000
General and administrative				937,000		3,167,000	932,000	4,099,000					5,036,000		5,721,000		329,000		329,000		1,261,000	4,428,000	5,365,000	6,049,000
Off-take arrangement fee				7,751,000									7,751,000		7,751,000								7,751,000	7,751,000
Total expenses				14,334,000		8,969,000	6,500,000	15,469,000					29,803,000		32,047,000		1,377,000		1,377,000		7,877,000	16,846,000	31,180,000	33,423,000
Loss from operations				(14,334,000)		(8,969,000)	(6,500,000)	(15,469,000)					(29,803,000)		(32,047,000)		(1,377,000)		(1,377,000)		(7,877,000)	(16,846,000)	(31,180,000)	(33,423,000)
Net loss				(14,334,000)		(8,969,000)	(6,500,000)	(15,469,000)					(29,803,000)		(32,047,000)		(1,377,000)		(1,377,000)		(7,877,000)	(16,846,000)	(31,180,000)	(33,423,000)
Net loss attributable to non-controlling interest						807,000	3,250,000	4,057,000					4,057,000		4,059,000		689,000		689,000		3,939,000	4,746,000	4,746,000	4,747,000
Net loss attributable to Prospect Global Resources Inc.				(14,334,000)		(8,162,000)	(3,250,000)	(11,412,000)					(25,746,000)		(27,988,000)		(688,000)		(688,000)		(3,938,000)	(12,100,000)	(23,434,000)	(28,676,000)
Loss per share (in dollars per share)				$ (11.14)		$ (7.46)	$ (4.12)	$ (12.10)					$ (24.33)		$ 24.23		$ (1.23)		$ (1.49)		$ (7.80)	$ (21.04)	$ (36.56)	$ (40.05)
Operating activities:
Net loss				(14,334,000)		(8,969,000)	(6,500,000)	(15,469,000)					(29,803,000)		(32,047,000)		(1,377,000)		(1,377,000)		(7,877,000)	(16,846,000)	(31,180,000)	(33,423,000)
Services paid for with securities													3,875,000		3,877,000								3,876,000	3,877,000
Stock based compensation								2,454,000					2,578,000		2,445,000							2,454,000	2,578,000	2,445,000
Deferred fees													1,938,000		2,287,000								1,938,000	2,288,000
Accounts payable							1,722,000	2,348,000					3,191,000		1,682,000						1,723,000	2,348,000	3,191,000	1,681,000
Accrued liabilities							1,088,000	1,680,000					2,780,000		4,578,000		471,000		471,000		1,559,000	2,151,000	3,252,000	5,049,000
Net cash used in operating activities							(3,690,000)	(8,987,000)					(15,441,000)		(17,178,000)		(906,000)		(906,000)		(4,595,000)	(9,893,000)	(16,345,000)	(18,083,000)
Investing activities:
Mineral properties							3,690,000	8,987,000					15,441,000		17,178,000		906,000		906,000		4,595,000	9,893,000	16,345,000	18,083,000
Net cash used in investing activities							$ 3,690,000	$ 8,987,000					$ 15,441,000		$ 17,178,000		$ 906,000		$ 906,000		$ 4,595,000	$ 9,893,000	$ 16,345,000	$ 18,083,000

[1]	All common share amounts and computations using such amounts have been retroactively adjusted to reflect the September 4, 2013 1-for-50 reverse stock split.
[2]	All common share amounts and computations using such amounts have been retroactively adjusted to reflect the September?4, 2013 1-for-50 reverse stock split.